Property and Equipment	12 Months Ended
Sep. 30, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

5. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	September 30,
	2023	2022
Machinery	$18,766,983	$18,081,140
Office equipment	59,640	50,171
Electronic equipment	136,398	122,723
Vehicle	12,924	38,422
Park facilities	31,420,945	24,814,763
Subtotal	50,396,890	43,107,219
Less: Accumulated depreciation	(18,075,247)	(15,325,132)
Total	$32,321,643	$27,782,087

Depreciation expense included in general and administration expenses for the fiscal years ended September 30, 2023, 2022 and 2021 was $1,230, $1,683 and $12,583, respectively. Depreciation expense included in cost of sales for the fiscal years ended September 30, 2023, 2022 and 2021 was $3,365,574, $3,195,032 and $3,287,291, respectively.